Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Mundoval Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mundoval Fund
Average Annual Return, Percent		23.69%	6.70%	11.79%
Mundoval Fund Mundoval Fund M S C I World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%	11.47%	13.14%